Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of fair value, assets and liabilities measured on recurring basis
	December 31,	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs

Description	2025	(Level 1)	(Level 2)	(Level 3)
	U.S. Dollars

Assets
Marketable securities (current assets)	78,862	21,850	57,012	-
Marketable securities (non-current assets	182,941	6,046	176,895	-
Total Assets	261,803	27,896	233,907	-

	December 31,	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	2024	(Level 1)	(Level 2)	(Level 3)
	U.S. Dollars

Assets
Marketable securities (current assets)	30,813	1,016	29,797	-
Marketable securities (non-current assets	87,115	6,911	80,204	-
Total Assets	117,928	7,927	110,001	-